Capital Stock Activity (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended													1 Months Ended			12 Months Ended
	Feb. 08, 2012	Feb. 28, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Acquisition Of Aldagen [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 August Two Thousand and Eight Warrant [Member]	Dec. 31, 2012 August Two Thousand and Nine Warrant [Member]	Dec. 31, 2011 August Two Thousand and Nine Warrant [Member]	Dec. 31, 2012 April Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 Guarantor Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 October Two Thousand and Ten Warrant [Member]	Dec. 31, 2012 Guarantor Two Thousand and Eleven Warrant [Member]	Oct. 31, 2011 Series D Preferred Stock [Member]	Jul. 31, 2011 Series D Preferred Stock [Member]	Apr. 30, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]
Sale of shares pursuant to registered direct offering (in Shares)			9,090,911
Sale of shares pursuant to October 2010 equity purchase agreement (in Shares)			450,000		4,350,000	7,913,804
Sale of shares pursuant to February 2013 equity purchase agreement (in Shares)			150,000
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement (in shares)			376,463		179,701	211,055
Issuance of shares for conversion of 4% Convertible Notes (in Shares)			1,000,219						(1,062,500)	(1,200,000)
Issuance of shares for release of security interest in patents (in Shares)			250,000
Issuance of shares to Class 4A Equity shareholder pursuant to June 2002 Reorganization Plan (in shares)			27,000
Issuance of shares in lieu of cash for consultants			37,500		17,500
Totals			11,382,093
Sale of shares pursuant to registered direct offering			$ 5,000,001
Sale of shares pursuant to October 2010 equity purchase agreement			303,000		4,493,902	3,449,330
Sale of shares pursuant to February 2013 equity purchase agreement			58,500
Totals			5,361,501		13,560,862	3,965,356
Conversion of Series D Convertible Preferred shares																					7,460,350	34,153	13,399,986
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares																					330,000
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement					0
Class Of Warrant Or Right Exercised During Period											584,672	418,968	374,561	2,833,493	1,333,334	375,000	1,583,335
Proceeds from Warrant Exercises											584,672	213,674	191,026	1,521,028	715,734	225,000	791,667
Exercise of options issued under the Long-Term Incentive Plan					35,602
Stock Issued During Period, Value, Stock Options Exercised					15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares					76,461	714,126												156,833	207,189	207,189
Partial conversion of 4% Convertible Notes			(1,000,219)						1,062,500	1,200,000
Sale of shares pursuant to private offering					4,231,192	984,850
Sale of shares pursuant to October 2010 equity purchase agreement		5,000,000			5,000,000	325,000	5,000,000
Totals					38,272,094	11,432,549
Proceeds From Issuance Of Common Stock	$ 5,000,000		$ 4,910,237	$ 8,336,925	$ 9,493,906	$ 3,774,330		$ 0